PACIFIC GLOBAL ETFs
PACIFIC GLOBAL SENIOR LOAN ETF
Portfolio of Investments
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Fair Value
BANK LOANS - 79.7%
Basic Materials - 2.8%
Starfruit US Holdco LLC 2.83% (1 Month LIBOR USD + 2.75%), 10/01/2025 (a)	$397,921	$395,783
Solenis International, LP 4.08% (1 Month LIBOR USD + 4.00%), 06/26/2025 (a)	241,042	241,386
U.S. Silica Co. 5.00% (1 Month LIBOR USD + 4.00%, 1.00% Floor), 05/01/2025 (a)	248,056	243,445
		880,614
Communications - 14.0%
Arches Buyer, Inc. 3.75% (1 Month LIBOR USD + 3.25%, 0.50% Floor), 12/06/2027 (a)	497,494	495,591
Charter Communications Operating LLC. 1.84% (1 Month LIBOR USD + 1.75%), 02/01/2027 (a)	488,756	486,176
Clear Channel Outdoor Holdings, Inc. 3.63% (1 Month LIBOR USD + 3.50%), 08/21/2026 (a)	246,231	241,517
CSC Holdings LLC 2.33% (1 Month LIBOR USD + 2.25%), 07/17/2025 (a)	486,041	480,230
Intelsat Jackson Holdings SA 8.00% (Prime Rate + 4.75%, 1.00% Floor), 11/27/2023 (a)	500,000	507,500
Level 3 Financing, Inc. 1.83% (1 Month LIBOR USD + 1.75%), 03/01/2027 (a)	337,328	333,622
LogMeIn, Inc. 4.85%, 08/31/2027 (b)	750,000	750,529
SBA Senior Finance II LLC 1.84% (1 Month LIBOR USD + 1.75%), 04/11/2025 (a)	474,075	470,100
Uber Technologies, Inc 3.58% (1 Month LIBOR USD + 3.50%), 02/25/2027 (a)	475,000	475,594
Zayo Group Holdings, Inc. 3.08% (1 Month LIBOR USD + 3.00%), 03/09/2027 (a)	222,697	220,990
		4,461,849
Consumer, Cyclical - 16.4%
1011778 B.C. Unlimited Liability Company 1.84% (1 Month LIBOR USD + 1.75%), 11/19/2026 (a)	328,296	324,875
AAdvantage Loyalty IP Ltd. 5.50% (3 Month LIBOR USD + 4.75%, 0.75% Floor), 04/20/2028 (a)	500,000	517,603
Bombardier Recreational Products, Inc. 2.08% (1 Month LIBOR USD + 2.00%), 05/24/2027 (a)	238,919	237,221
Caesars Resort Collection, LLC 2.83% (1 Month LIBOR USD + 2.75%), 12/23/2024 (a)	481,250	479,015
ClubCorp Holdings, Inc. 2.90% (3 Month LIBOR USD + 2.75%), 09/18/2024 (a)	480,000	452,268
Delta 2 (Lux) SARL 3.50% (1 Month LIBOR USD + 2.50%, 1.00% Floor), 02/01/2024 (a)	500,000	499,452
Hilton Worldwide Finance LLC 1.83% (1 Month LIBOR USD + 1.75%), 06/22/2026 (a)	461,991	458,637
Mileage Plus Holdings LLC 6.25% (3 Month LIBOR USD + 5.25%, 1.00% Floor), 06/21/2027 (a)	500,000	531,720
Playa Resorts Holding BV 3.75% (1 Month LIBOR USD + 2.75%, 1.00% Floor), 04/29/2024 (a)	233,366	228,818
Scientific Games International, Inc. 2.83% (1 Month LIBOR USD + 2.75%), 08/14/2024 (a)	484,925	483,380
SeaWorld Parks & Entertainment, Inc. 3.50% (1 Month LIBOR USD + 3.00%, 0.50% Floor), 08/25/2028 (a)	491,026	490,107
SRS Distribution Inc. 4.25% (6 Month LIBOR USD + 3.75%, 0.50% Floor), 06/02/2028 (a)	500,000	500,520
		5,203,616
Consumer, Non-cyclical - 8.7%
Avantor Funding, Inc. 2.50% (1 Month LIBOR USD + 2.00%, 0.50% Floor), 11/21/2024 (a)	45,619	45,665
Bausch Health Companies Inc. 3.09% (1 Month LIBOR USD + 3.00%), 06/02/2025 (a)	309,224	309,186
Da Vinci Purchaser Corp. 5.00% (1 Month LIBOR USD + 4.00%, 1.00% Floor), 01/08/2027 (a)	494,987	497,618
Phoenix Newco, Inc. 4.25%, 08/11/2028 (b)	500,000	500,705
Sunshine Luxembourg VII SARL 4.50% (3 Month LIBOR USD + 3.75%, 0.75% Floor), 10/01/2026 (a)	495,000	496,950
US Foods, Inc. 1.83% (1 Month LIBOR USD + 1.75%), 06/27/2023 (a)	400,421	398,545
Verscend Holding Corp. 4.08% (1 Month LIBOR USD + 4.00%), 08/27/2025 (a)	500,000	501,353
		2,750,022
Energy - 1.5%
Arch Coal, Inc. 3.75% (1 Month LIBOR USD + 2.75%, 1.00% Floor), 03/07/2024 (a)	239,348	224,987
Traverse Midstream Partners LLC 6.50% (1 Month LIBOR USD + 5.50%, 1.00% Floor), 09/27/2024 (a)	242,843	243,413
		468,400
Financials - 4.1%
Avolon TLB Borrower 1 (US) LLC 2.50% (1 Month LIBOR USD + 1.75%, 0.75% Floor), 01/15/2025 (a)	175,812	175,330
Deerfield Dakota Holding, LLC 4.75% (1 Month LIBOR USD + 3.75%, 1.00% Floor), 04/09/2027 (a)	493,750	495,794
HUB International Limited 2.88% (3 Month LIBOR USD + 2.75%), 04/25/2025 (a)	241,875	239,823
USI, Inc. 3.13% (3 Month LIBOR USD + 3.00%), 05/16/2024 (a)	384,000	381,875
		1,292,822
Industrial - 19.2%
Apex Tool Group, LLC 6.50% (1 Month LIBOR USD + 5.25%, 1.25% Floor), 08/01/2024 (a)	434,332	435,501
Brand Industrial Services Inc 5.25% (3 Month LIBOR USD + 4.25%, 1.00% Floor), 06/21/2024 (a)	484,810	481,608
Dynasty Acquisition Co., Inc. 3.63% (3 Month LIBOR USD + 3.50%), 04/06/2026 (a)	318,671	312,373
Gates Global LLC 3.25% (1 Month LIBOR USD + 2.50%, 0.75% Floor), 03/31/2027 (a)	235,914	235,868
GFL Environmental Inc. 3.50% (3 Month LIBOR USD + 3.00%, 0.50% Floor), 05/30/2025 (a)	251,239	251,985
Graham Packaging Company, Inc 3.75% (1 Month LIBOR USD + 3.00%, 0.75% Floor), 08/04/2027 (a)	487,381	487,584
Kleopatra Finco SARL 5.25% (3 Month LIBOR USD + 4.75%, 0.50% Floor), 02/12/2026 (a)	497,500	499,679
Madison IAQ LLC 3.75% (3 Month LIBOR USD + 3.25%, 0.50% Floor), 06/21/2028 (a)	498,750	498,645
Plastipak Packaging, Inc. 2.59% (1 Month LIBOR USD + 2.50%), 10/15/2024 (a)	223,717	223,815
Pregis Topco LLC 4.08% (1 Month LIBOR USD + 4.00%), 07/31/2026 (a)	496,212	497,453
Proampac PG Borrower LLC
4.50% (1 Month LIBOR USD + 3.75%, 0.75% Floor), 11/03/2025 (a)	131,395	131,805
4.50% (3 Month LIBOR USD + 3.75%, 0.75% Floor), 11/03/2025 (a)	347,449	348,535
QUIKRETE Holdings, Inc. 2.58% (1 Month LIBOR USD + 2.50%), 02/01/2027 (a)	482,990	479,469
Rexnord LLC 1.83% (1 Month LIBOR USD + 1.75%), 08/21/2024 (a)	162,285	162,476
Dynasty Acquisition Co., Inc. 3.63% (3 Month LIBOR USD + 3.50%), 04/06/2026 (a)	171,329	167,942
Titan Acquisition Limited 3.17% (6 Month LIBOR USD + 3.00%), 03/28/2025 (a)	484,923	476,878
Transdigm, Inc. 2.34% (1 Month LIBOR USD + 2.25%), 12/09/2025 (a)	417,413	412,825
		6,104,441
Technology - 13.0%
Applied Systems, Inc. 3.75% (3 Month LIBOR USD + 3.25%, 0.50% Floor), 09/19/2024 (a)	245,215	245,492
Athenahealth, Inc. 4.38% (3 Month LIBOR USD + 4.25%), 02/11/2026 (a)	497,500	499,552
The Dun & Bradstreet Corporation 3.34% (1 Month LIBOR USD + 3.25%), 02/06/2026 (a)	492,528	492,767
Epicor Software Corporation 4.00% (1 Month LIBOR USD + 3.25%, 0.75% Floor), 07/30/2027 (a)	495,000	495,507
Almonde, Inc. 4.50% (6 Month LIBOR USD + 3.50%, 1.00% Floor), 06/13/2024 (a)	246,616	244,980

McAfee, LLC 3.84% (1 Month LIBOR USD + 3.75%), 09/30/2024 (a)	184,192	184,486
ON Semiconductor Corporation 2.08% (1 Month LIBOR USD + 2.00%), 09/18/2026 (a)	174,783	174,772
Project Ruby Ultimate Parent Corp. 4.00% (1 Month LIBOR USD + 3.25%, 0.75% Floor), 03/10/2028 (a)	498,747	498,747
Sophia, LP 4.50% (3 Month LIBOR USD + 3.75%, 0.75% Floor), 10/07/2027 (a)	496,250	498,679
Tempo Acquisition, LLC 3.75% (1 Month LIBOR USD + 3.25%, 0.50% Floor), 11/02/2026 (a)	431,318	432,711
UKG Inc. 3.83% (1 Month LIBOR USD + 3.75%), 05/04/2026 (a)	246,231	246,991
Western Digital Corporation 1.84% (1 Month LIBOR USD + 1.75%), 04/28/2023 (a)	125,784	125,954
		4,140,638
Total Bank Loans
(Cost $25,276,794)		25,302,402

CORPORATE BONDS - 13.8%
Communications - 0.8%
Sprint Communications, Inc. 6.00%, 11/15/2022	250,000	263,180
Consumer, Cyclical - 7.2%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028 (c)	250,000	255,625
Cedar Fair LP 5.38%, 04/15/2027	500,000	514,375
Golden Nugget, Inc. 6.75%, 10/15/2024 (c)	250,000	250,637
MajorDrive Holdings IV LLC 6.38%, 06/01/2029 (c)	250,000	244,064
Scientific Games International, Inc. 5.00%, 10/15/2025 (c)	250,000	257,500
Six Flags Entertainment Corp. 5.50%, 04/15/2027 (c)	500,000	516,875
Viking Cruises Ltd. 7.00%, 02/15/2029 (c)	250,000	253,216
		2,292,292
Consumer, Non-cyclical - 2.4%
Ahern Rentals, Inc. 7.38%, 05/15/2023 (c)	250,000	240,000
Allied Universal Holdco LLC 9.75%, 07/15/2027 (c)	250,000	271,562
JBS USA Finance, Inc. 6.75%, 02/15/2028 (c)	250,000	271,565
		783,127
Energy - 0.8%
Range Resources Corp. 9.25%, 02/01/2026	250,000	272,825
Financials - 0.9%
Ally Financial, Inc. 5.75%, 11/20/2025	250,000	285,896
Industrial - 1.7%
Sensata Technologies BV 5.63%, 11/01/2024 (c)	250,000	277,010
TransDigm, Inc. 5.50%, 11/15/2027	250,000	258,765
		535,775
Total Corporate Bonds
(Cost $4,388,846)		4,433,095

	Shares

CLOSED-END FUNDS - 0.1%
Eagle Point Credit Co., Inc.	1,905	25,946
Total Closed-End Funds
(Cost $33,494)		25,946

SHORT TERM INVESTMENTS - 7.2%
First American Treasury Obligations Fund - Class X, 0.013% (d)	2,279,223	2,279,223
Total Short Term Investments
(Cost $2,279,223)		2,279,223

TOTAL INVESTMENTS - 100.8%
(Cost $31,978,357)		32,040,666
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)		(262,940)
TOTAL NET ASSETS - 100.0%		$31,777,726

(a) Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(b) The loan will settle after September 30, 2021 at which time the interest rate will be determined.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(d) Seven-day yield as of September 30, 2021.

Ltd. - Private Limited Company
LP - Limited Partnership
LIBOR - London Interbank Offered Rate
USD - United States Dollar

PACIFIC GLOBAL ETFs
PACIFIC GLOBAL SENIOR LOAN ETF
Portfolio Allocations
September 30, 2021 (Unaudited)

Asset Type Allocation
Bank Loans	79.7%
Corporate Bonds	13.8%
Short Term Investments	7.2%
Closed-End Funds	0.1%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Net Assets	100.0%

Sector Allocation
Consumer, Cyclical	23.6%
Industrial	20.9%
Communications	14.8%
Technology	13.0%
Consumer, Non-cyclical	11.1%
Short Term Investments	7.2%
Financials	5.0%
Basic Materials	2.8%
Energy	2.3%
Closed-End Funds	0.1%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Net Assets	100.0%

Percentages indicated are based upon net assets.

PACIFIC GLOBAL ETFs
NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2021 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the applicable investment adviser or sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust’s Board of Trustees (the “Board”). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of September 30, 2021, based on the inputs used to value them:

Pacific Global Senior Loan ETF
Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$25,302,402	$-	$25,302,402
Corporate Bonds	-	4,433,095	-	4,433,095
Closed-End Funds	25,946	-	-	25,946
Short Term Investments	2,279,223	-	-	2,279,223
Total	$2,305,169	$29,735,497	$-	$32,040,666